-NET INCOME/ (LOSS) PER COMMON SHARE	12 Months Ended
Dec. 31, 2011
-NET INCOME/ (LOSS) PER COMMON SHARE

NOTE L—NET INCOME/ (LOSS) PER COMMON SHARE

The Company’s reconciliation of the numerators and denominators of the basic and fully diluted income per shares is as follows for the years ended December 31, 2011 and 2010 are as follows:

	For the year ended December 31, 2011
	Income	Shares	Per-Share
	(Numerator)	(Denominator)	Amount

Net Income/(Loss)	$ 118,907
Basic EPS
Income available to common stockholders	118,907	36,311,640	$ 0.00
Effect of Dilutive Securities
Warrants
Convertible preferred stock		29,713
Diluted EPS
Net Income/(Loss)	118,907	36,341,353	$ 0.00

The computation of basic earnings per common share is computed using the weighted average number of common shares outstanding during the year.  The computation of diluted earnings per common share is based on the weighted average number of shares outstanding during the year plus common stock equivalents which would arise from the exercise of warrants outstanding using the treasury stock method and the average market price per share during the year.  Options warrants and convertible preferred stock which are common stock equivalents are not included in the diluted earnings per share calculation for December 31, 2010 since their effect is anti-dilutive.